July 28, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:     Filings-Rule 497


     Re:  The Dreyfus Socially Responsible Growth Fund, Inc.
          Registration Statement File No. 33-49014



Dear Sir/Madam:

     Please disregard the filing of The Dreyfus Socially
Responsible Growth Fund, Inc.'s Supplement to Prospectus dated
July 14, 1997, which was filed on July 18, 1997, as the information contained therein has been superseded.

     If you have any questions or comments on the enclosed, please do not hesitate to contact the undersigned at (212) 922-
6806.

                                             Very truly yours,



                                             Judy Nieves


JN\

cc:  Fulbright & Jaworski
     Ernst & Young LLP